Loans payable (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of loans payble

	As at December 31,
	2018	2019
	RMB’000	RMB’000

Loans payable to third parties	110,917	140,558
Loans payable to related parties(1)	79,500	12,333
Loans payable to shareholders(2)	10,000	20,000
Total	200,417	172,891